Accrued Expenses	12 Months Ended
Mar. 31, 2015
Notes to Financial Statements
Accrued Expenses	7. Accrued Expenses Accrued expenses consist of:
	March 31,
	2015	2014

Accrued professional services	$213,800	$135,700
Accrued compensation	990,700	489,900
All other	2,000	-

	$1,206,500	$625,600